Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Registrant Name	Miami International Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42805
Entity Tax Identification Number	26-1482385
Entity Address, Address Line One	7 Roszel Road
Entity Address, Address Line Two	Suite 1A
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	897-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	MIAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001438472
Amendment Flag	false